SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares		May 31, 2014 $ / shares shares
Ordinary shares
Ordinary shares, shares authorized | shares											10,000,000,000
Retained earnings
Allocations to general reserve as a percentage of profit after tax	10.00%	10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained	50.00%	50.00%
Appropriation to statutory common reserve	10.00%	10.00%
Threshold percentage of statutory common reserve required to be maintained	50.00%	50.00%
PRC statutory reserve funds	$ 4,584						¥ 31,824		¥ 27,121
Unreserved retained earnings	29,593						205,469		290,697
Total retained earnings	34,177						237,293		¥ 317,818	[1]
Net assets restricted to transfer	149,365						¥ 1,037,038
Accumulated other comprehensive income (loss)
Balance at the beginning of the period		¥ 119,116	[1]	¥ 2,201		¥ 11,895
Other comprehensive income before reclassification		133,691		125,244		12,036
Amounts reclassified from accumulated other comprehensive income		(21,666)		(6,814)		(21,121)
Other comprehensive loss attribute to noncontrolling interests		(2,996)		(1,515)		(609)
Balance at the end of the period	32,858	228,145		119,116	[1]	2,201
Other comprehensive income, tax expense or benefit		0		0		0
Foreign currency translation adjustments
Accumulated other comprehensive income (loss)
Balance at the beginning of the period		98,274		(15,726)		(9,034)
Other comprehensive income before reclassification		132,450		115,515		(6,083)
Other comprehensive loss attribute to noncontrolling interests		(2,996)		(1,515)		(609)
Balance at the end of the period	32,798	227,728		98,274		(15,726)
Unrealized gains on available-for-sale securities
Accumulated other comprehensive income (loss)
Balance at the beginning of the period		20,842		17,927		20,929
Other comprehensive income before reclassification		1,241		9,729		18,119
Amounts reclassified from accumulated other comprehensive income		(21,666)		(6,814)		(21,121)
Balance at the end of the period	$ 60	¥ 417		¥ 20,842		¥ 17,927
Class A Ordinary shares
Ordinary shares
Ordinary shares, shares authorized | shares	7,600,000,000						7,600,000,000		7,600,000,000		7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025							$ 0.000025
Ordinary shares, shares outstanding | shares	380,922,773						380,922,773		350,398,737
Class B Ordinary shares
Ordinary shares
Ordinary shares, shares authorized | shares	1,400,000,000						1,400,000,000		1,400,000,000		1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025							$ 0.000025
Shares transferred | shares	43,385,700	43,385,700		69,100,000
Ordinary shares, shares outstanding | shares	1,003,326,973						1,003,326,973		1,035,037,339
Reserved Shares
Ordinary shares
Ordinary shares, shares authorized | shares											1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares											$ 0.000025

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)